UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Item 1. Reports to Stockholders.

Semi-Annual Report

April 30, 2020

AAM S&P 500 High Dividend Value ETF

Ticker: SPDV

AAM S&P Emerging Markets High Dividend Value ETF

Ticker: EEMD

AAM S&P Developed Markets High Dividend Value ETF

Ticker: DMDV

AAM Low Duration Preferred and Income Securities ETF

Ticker: PFLD

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

AAM ETFs

AAM ETFs

Management’s Discussion of Fund Performance
(Unaudited)

The AAM S&P 500 High Dividend Value ETF

The AAM S&P 500 High Dividend Value ETF (“SPDV” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P 500 Dividend and Free Cash Flow Yield Index (the “Index”). Through the Index, SPDV, is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P 500® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

SPDV generated a total return of -21.85% (NAV) and -21.70% (market price), while the underlying index for SPDV generated a total return of -21.85% between November 1, 2019, and April 30, 2020 (“current fiscal period”). Over the same period, the benchmark index, the S&P 500® index, achieved a total return of -3.16%.

Top performing sectors contributing to SPDV’s return during the current fiscal period were Health Care, Consumer Staples and Information Technology. Worst performing sectors were Consumer Discretionary, Real Estate and Energy.

Individual leaders contributing to SPDV’s return over the same current fiscal period were Gilead Sciences (65 bps), Western Digital (45 bps) and General Mills (36 bps). Individual performance laggards Kohls (-131 bps), Macy’s (-113 bps) and Simon Property Group (-110 bps).

The AAM S&P Emerging Markets High Dividend Value ETF

The AAM S&P Emerging Markets High Dividend Value ETF (“EEMD” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P Emerging Markets Dividend and Free Cash Flow Yield Index (the “Index”). Through the Index, EEMD, is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P Emerging Plus LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

EEMD generated a total return of -16.68% (NAV) and -18.07% (market price) between November 1, 2019, and April 30, 2020 (“current fiscal period”). This compares to the -16.69% total return of the Index, and a -10.93% total return for the benchmark index, the S&P Emerging Plus LargeMidCap® Index, for the current fiscal period.

Top performing sectors contributing to EEMD’s return over the current fiscal period were Information Technology, Communication Services and Materials. Worst performing sectors included Real Estate, Industrials and Energy.

AAM ETFs

Management’s Discussion of Fund Performance
(Unaudited) (Continued)

Individual leaders contributing to EEMD’s return were Yageo Corporation (76 bps), Pharmally International (55 bps) and China Resources Cement (47 bps). The individual performance laggards over the current fiscal period were Redefine Properties (-147 bps), Perusahaan Gas Negara (-134 bps) and Petrobras Distribuidora (-95 bps).

The AAM S&P Developed Markets High Dividend Value ETF

The AAM S&P Developed Markets High Dividend Value ETF (“DMDV” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P Developed Markets ex-US Dividend and Free Cash Flow Yield Index (the “Index”). Through the Index, DMDV, is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P Developed BMI Ex-US & Korea LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

DMDV generated a total return of -23.07% (NAV) and -23.13% (market price) between November 1, 2019 and April 30, 2020 (the “current fiscal period”). This compares to the -23.00% total return of the Index, and a -13.90% total return for the benchmark index, the S&P Developed BMI Ex-US & Korea LargeMidCap® Index, for the current fiscal period.

Top performing sectors contributing to DMDV’s return over the current fiscal period were Health Care, Consumer Staples and Utilities. Worst performing sectors included Real Estate, Consumer Discretionary and Industrials.

Individual leaders contributing to DMDV’s return were Mitsubishi Tanabe Pharma (86 bps), Roche Holding (42 bps) and Orion (32 bps). The individual performance laggards over the current fiscal period were Japan Hotel REIT (-126 bps), Vicinity Centres (-99 bps) and Marks & Spencer Group (-99 bps).

The AAM Low Duration Preferred and Income Securities ETF

The AAM Low Duration Preferred and Income Securities ETF (“PFLD” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index (the “Index”). Through the Index, PFLD, is passively managed using a rules-based, market capitalization-weighted strategy that is designed to provide exposure to constituents of the ICE Exchange-Listed Preferred & Hybrid Securities Index that exhibit both low duration (option adjusted duration less than 5) and not priced higher than 105% of their par value.

AAM ETFs

Management’s Discussion of Fund Performance
(Unaudited) (Continued)

PFLD generated a total return of -4.81% (NAV) and -4.96% (market price) between November 19, 2019 and April 30, 2020 (the “current fiscal period” since PFLD’s inception). This compares to the -4.80% total return of the Index and a -4.52% total return of the benchmark index, the ICE Exchange-Listed Preferred & Hybrid Securities Index, for the current fiscal period.

Top performing industries contributing to PFLD’s return over the current fiscal period were Technology, Quasi Government and Utility. Worst performing industries included Retail, Energy and Transportation.

Must be preceded or accompanied by a prospectus.

The AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF and AAM Low Duration Preferred and Income Securities ETF are distributed by Quasar Distributors, LLC.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Funds and may be only be acquired or redeemed from the Funds in creation units. Brokerage commissions will reduce returns. Companies with high yield or payout ratio may underperform other securities in certain market conditions and reduce or discontinue paying dividends entirely while included in the Index. The Funds’ return may not match or achieve a high degree of correlation with the return of the underlying Index. To the extent the Funds utilize a sampling approach, they may experience tracking error to a greater extent than if the Funds had sought to replicate the Index. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for emerging markets investments. Investments in mid-cap companies may involve less liquidity and greater volatility than larger companies. Diversification does not assure a profit or protect against a loss in a declining market.

S&P 500 Dividend and Free Cash Flow Yield index is a rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P 500 ® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P 500 ® Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.

S&P Emerging Markets Dividend and Free Cash Flow Yield Index is rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P Emerging Plus LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P Emerging Plus LargeMidCap® Index is designed to measure the performance of large- and mid-capitalization securities in emerging markets.

S&P Developed Ex-U.S. Dividend and Free Cash Flow Index is a rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P Developed BMI Ex-U.S. & Korea LargeMidcap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P Developed BMI Ex-U.S. & Korea LargeMidcap® Index is a comprehensive benchmark including stocks from developed markets excluding the United States and Korea.

AAM ETFs

Management’s Discussion of Fund Performance
(Unaudited) (Continued)

ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index is designed to measure the performance of exchange-listed, U.S. dollar-denominated preferred securities and hybrid securities listed on the New York Stock Exchange (“NYSE”) or NASDAQ Capital Market (“NASDAQ”) with an option-adjusted duration of less than 5 years. The Index was developed by ICE Data Indices, LLC (“IDI”), the Fund’s index provider (the “Index Provider”) and an affiliate of the NYSE.

Basis Point (bps) refers to a unit of measurement for interest rates and other percentages. One basis point is equal to 1/100th of 1%, or 0.01%.

Duration is a measure that helps approximate the degree of price sensitivity of a bond to changes in interest rates and is adjusted to account for the change in cash flows of the bond’s embedded option.

Par value is the amount of money that bond issuers promise to repay bondholders at the maturity date of the bond, as well as the dollar value of coupon payments.

It is not possible to invest directly in an index.

For a complete list of Fund holdings please see the Schedules of Investments beginning on page 6 of the report. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

AAM ETFs

Portfolio Allocations
As of April 30, 2020 (Unaudited)

AAM S&P 500 High Dividend Value ETF

Sector	Percentage of Net Assets
Health Care	12.3%
Consumer Staples	11.0
Utilities	10.0
Industrials	9.8
Communication Services	9.7
Materials	9.4
Information Technology	9.2
Energy	8.0
Financials	7.9
Real Estate	6.9
Consumer Discretionary	5.3
Short-Term Investments	0.4
Other Assets in Excess of Liabilities	0.1
Total	100.0%

AAM S&P Emerging Markets High Dividend Value ETF

Sector	Percentage of Net Assets
Information Technology	11.2%
Communication Services	9.8
Health Care	9.6
Materials	9.4
Consumer Staples	9.4
Consumer Discretionary	9.1
Energy	9.0
Real Estate	8.8
Utilities	8.3
Industrials	7.9
Financials	6.8
Other Assets in Excess of Liabilities	0.5
Short-Term Investments	0.2
Total	100.0%

AAM ETFs

Portfolio Allocations
As of April 30, 2020 (Unaudited) (Continued)

AAM S&P Developed Markets High Dividend Value ETF

Sector	Percentage of Net Assets
Health Care	11.9%
Consumer Staples	10.8
Materials	9.6
Utilities	9.1
Information Technology	9.0
Communication Services	8.8
Financials	8.4
Real Estate	8.2
Industrials	8.2
Energy	7.6
Consumer Discretionary	7.5
Other Assets in Excess of Liabilities	0.5
Short-Term Investments	0.4
Total	100.0%

AAM Low Duration Preferred and Income Securities ETF

Sector	Percentage of Net Assets
Financials♦	57.9%
Real Estate	13.7
Utilities	13.5
Energy	5.2
Management of Companies and Enterprises	4.0
Short-Term Investments	1.6
Consumer Staples	1.5
Consumer Discretionary	1.5
Industrials	1.1
Mining, Quarrying, and Oil and Gas Extraction	0.5
Communication Services	0.3
Real Estate and Rental and Leasing	0.2
Liabilities in Excess of Other Assets	(1.0)
Total	100.0%

♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

AAM S&P 500 High Dividend Value ETF

Schedule of Investments
April 30, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.5%
	Communication Services — 9.7%
13,259	AT&T, Inc.	$404,002
34,692	CenturyLink, Inc.	368,429
21,801	Interpublic Group of Companies, Inc.	370,181
6,572	Omnicom Group, Inc.	374,801
8,445	Verizon Communications, Inc.	485,165
		2,002,578
	Consumer Discretionary — 5.3%
55,836	Ford Motor Company	284,205
14,268	Harley-Davidson, Inc.	311,471
11,021	Kohl’s Corporation	203,448
24,606	L Brands, Inc.	292,565
		1,091,689
	Consumer Staples — 11.0%
10,158	Altria Group, Inc.	398,702
9,414	General Mills, Inc.	563,804
16,615	Kraft Heinz Company	503,933
9,095	Molson Coors Brewing Company - Class B	372,986
5,899	Philip Morris International, Inc.	440,065
		2,279,490
	Energy — 8.0%
4,553	Chevron Corporation	418,876
11,898	Helmerich & Payne, Inc.	235,224
10,774	HollyFrontier Corporation	355,973
9,228	Marathon Petroleum Corporation	296,034
5,631	Valero Energy Corporation	356,724
		1,662,831
	Financials — 7.9%
26,046	KeyCorp	303,436
9,267	Principal Financial Group, Inc.	337,411
5,461	Prudential Financial, Inc.	340,603
32,051	Regions Financial Corporation	344,548
17,875	Unum Group	311,919
		1,637,917

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Schedule of Investments
April 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	Health Care — 12.3%
6,094	AbbVie, Inc.	$500,927
7,873	Bristol-Myers Squibb Company	478,757
9,441	Cardinal Health, Inc.	467,140
7,067	CVS Health Corporation	434,974
8,045	Gilead Sciences, Inc.	675,780
		2,557,578
	Industrials — 9.8%
2,866	3M Company	435,403
6,409	CH Robinson Worldwide, Inc.	454,398
3,015	Cummins, Inc.	492,953
8,530	Delta Air Lines, Inc.	221,012
5,250	Eaton Corporation plc	438,375
		2,042,141
	Information Technology — 9.2%
1,574	Broadcom, Inc.	427,530
23,216	HP, Inc.	360,080
3,616	International Business Machines Corporation	454,025
8,076	Seagate Technology plc	403,396
14,154	Xerox Holdings Corporation	258,877
		1,903,908
	Materials — 9.4%
10,525	Dow, Inc.	386,162
6,914	Eastman Chemical Company	418,366
11,724	International Paper Company	401,547
6,009	LyondellBasell Industries NV - Class A	348,222
12,469	WestRock Company	401,377
		1,955,674
	Real Estate — 6.9%
29,879	Host Hotels & Resorts, Inc.	367,810
24,691	Kimco Realty Corporation	269,379
3,464	Simon Property Group, Inc.	231,291
5,383	SL Green Realty Corporation	285,568
8,676	Ventas, Inc.	280,669
		1,434,717

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Schedule of Investments
April 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	Utilities — 10.0%
25,041	AES Corporation	$331,793
6,054	Dominion Energy, Inc.	466,945
7,153	Evergy, Inc.	417,950
10,693	Exelon Corporation	396,496
5,139	WEC Energy Group, Inc.	465,337
		2,078,521
	TOTAL COMMON STOCKS (Cost $26,330,246)	20,647,044

	SHORT-TERM INVESTMENTS — 0.1%
21,874	Invesco Government & Agency Portfolio - Institutional Class - 0.20%*	21,874
	TOTAL SHORT-TERM INVESTMENTS (Cost $21,874)	21,874
	TOTAL INVESTMENTS (Cost $26,352,120) — 99.6%	20,668,918
	Other Assets in Excess of Liabilities — 0.4%	75,763
	NET ASSETS — 100.0%	$20,744,681

Percentages are stated as a percent of net assets.
*	Rate shown is the annualized seven-day yield as of April 30, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
April 30, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 97.1%
	Brazil — 2.6%
7,938	Hypermarcas SA	$42,687
9,742	Petrobras Distribuidora SA	35,507
		78,194
	Chile — 2.2%
454,097	Colbun SA	66,542

	China — 29.6% ♦
133,000	BAIC Motor Corporation, Ltd. - H Shares	58,674
270,000	CGN Power Company, Ltd. - H Shares	67,567
58,000	China Resources Cement Holdings, Ltd.	78,557
37,500	China Shenhua Energy Company, Ltd. - H Shares	67,044
18,600	China Vanke Company, Ltd. - H Shares	61,901
58,000	CITIC, Ltd.	60,377
52,000	Country Garden Holdings Company, Ltd.	67,009
99,000	Great Wall Motor Company, Ltd. - H Shares	66,150
19,000	Livzon Pharmaceutical Group, Inc. - H Shares	84,432
16,000	Longfor Group Holdings, Ltd.	81,008
186,000	Maanshan Iron & Steel Company, Ltd. - H Shares	60,222
35,500	Shanghai Pharmaceuticals Holding Company, Ltd. - H Shares	62,553
90,000	Yanzhou Coal Mining Company, Ltd. - H Shares	68,263
		883,757
	Indonesia — 5.8%
744,600	Adaro Energy Tbk PT	46,053
16,200	Gudang Garam Tbk PT	49,335
435,800	Hanjaya Mandala Sampoerna Tbk PT	46,729
529,100	Perusahaan Gas Negara Persero Tbk PT	30,412
		172,529
	Kuwait — 2.0%
35,424	Mobile Telecommunications Company KSC	60,701

	Malaysia — 3.5%
189,200	AirAsia, Bhd.	35,860
23,000	British American Tobacco Malaysia, Bhd.	67,716
		103,576

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
April 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 97.1% (Continued)
	Mexico — 1.4%
3,156	Ternium SA - ADR	$42,890

	Poland — 1.9%
7,219	PLAY Communications SA	58,015

	Qatar — 2.1%
34,812	Ooredoo QPSC	61,191

	Republic of Korea — 1.6%
7,324	Industrial Bank of Korea	47,486

	Russian Federation — 8.3%
14,214	Evraz plc	47,547
737,000	Inter RAO UES PJSC	49,832
644	LUKOIL PJSC	42,033
6,537	Mobile TeleSystems PJSC - ADR	56,022
1,820	X5 Retail Group NV	53,727
		249,161
	Saudi Arabia — 1.8%
10,534	Saudi Industrial Investment Group	52,235

	South Africa — 6.3%
46,988	Growthpoint Properties, Ltd.	35,641
40,002	Life Healthcare Group Holdings, Ltd.	38,902
56,252	Old Mutual, Ltd.	40,344
137,829	Redefine Properties, Ltd.	17,036
8,451	Vodacom Group, Ltd.	56,702
		188,625

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
April 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 97.1% (Continued)
	Taiwan, Province of China — 19.3%
53,000	CTCI Corporation	$58,728
81,000	Far Eastern Department Stores, Ltd.	62,786
33,000	Foxconn Technology Company, Ltd.	63,921
19,000	Radiant Opto-Electronics Corporation	63,128
5,000	St. Shine Optical Company, Ltd.	58,934
53,000	Synnex Technology International Corporation	71,115
27,000	Uni-President Enterprises Corporation	63,104
74,000	Wistron Corporation	70,301
5,000	Yageo Corporation	65,744
		577,761
	Thailand — 2.9%
30,300	Kiatnakin Bank pcl	39,566
20,200	Tisco Financial Group pcl	45,888
		85,454
	Turkey — 5.8%
14,693	TAV Havalimanlari Holding AS	38,259
20,540	Tekfen Holding AS	41,877
15,167	Tofas Turk Otomobil Fabrikasi AS	48,477
3,511	Tupras Turkiye Petrol Rafinerileri AS (a)	45,612
		174,225
	TOTAL COMMON STOCKS (Cost $3,485,164)	2,902,342

	PREFERRED STOCKS — 1.1%
	Brazil — 1.1%
19,017	Cia Energetica de Minas Gerais	33,268
	TOTAL PREFERRED STOCKS (Cost $65,955)	33,268

	EXCHANGE TRADED FUNDS — 1.1%
	United States — 1.1%
1,164	iShares MSCI India ETF	31,486
	TOTAL EXCHANGE TRADED FUNDS (Cost $37,743)	31,486

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
April 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.2%
7,413	Invesco Government & Agency Portfolio - Institutional Class - 0.20%*	$7,413
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,413)	7,413
	TOTAL INVESTMENTS (Cost $3,596,275) — 99.5%	2,974,509
	Other Assets in Excess of Liabilities — 0.5%	16,249
	NET ASSETS — 100.0%	$2,990,758

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
♦

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region. See Note 7 in Notes to Financial Statements.

*	Rate shown is the annualized seven-day yield as of April 30, 2020.

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedule of Investments
April 30, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.1%
	Australia — 4.8%
30,380	Alumina, Ltd.	$34,509
26,667	Vicinity Centres	26,013
1,931	Woodside Petroleum, Ltd.	28,382
		88,904
	Denmark — 2.2%
1,145	H Lundbeck A/S	41,710

	Finland — 2.7%
985	Orion Oyj	50,038

	France — 6.3%
2,188	Peugeot SA	31,335
1,027	Publicis Groupe SA	30,518
1,161	Renault SA	23,024
892	TOTAL SA	32,095
		116,972
	Germany — 4.2%
564	Bayer AG	37,151
2,867	Deutsche Telekom AG	41,844
		78,995
	Hong Kong — 4.0%
32,000	Sino Land Company, Ltd.	44,745
4,500	Swire Pacific, Ltd. - Class A	29,546
		74,291
	Italy — 8.6%
23,545	A2A SpA	32,043
3,152	Eni SpA	30,084
3,497	Fiat Chrysler Automobiles NV	30,704
18,623	Intesa Sanpaolo SpA	29,026
8,695	Snam SpA	38,933
		160,790

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedule of Investments
April 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.1% (Continued)
	Japan — 19.0%
1,600	Canon, Inc.	$34,181
65	Japan Hotel REIT Investment Corporation	21,882
800	Lawson, Inc.	41,670
6,100	Marubeni Corporation	29,891
6,300	Mitsubishi Chemical Holdings Corporation	36,374
2,300	Nippon Electric Glass Company, Ltd.	34,091
1,900	Showa Denko KK	42,198
14,400	Sojitz Corporation	33,935
2,500	SUMCO Corporation	36,237
1,200	Takeda Pharmaceutical Company, Ltd.	43,574
		354,033
	Netherlands — 6.1%
1,879	Koninklijke Ahold Delhaize NV	45,607
1,301	NN Group NV	37,634
788	Randstad NV	31,615
		114,856
	Norway — 3.2%
1,507	Aker BP ASA	25,084
891	Salmar ASA	34,874
		59,958
	Singapore — 2.3%
3,900	Venture Corporation, Ltd.	43,912

	Spain — 9.4%
1,325	ACS Actividades de Construccion y Servicios SA	33,046
1,719	Endesa SA	38,127
17,755	Mapfre SA	32,496
2,296	Red Electrica Corporation SA	40,375
6,937	Telefonica SA	31,760
		175,804

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedule of Investments
April 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.1% (Continued)
	Sweden — 3.3%
1,603	Intrum AB	$24,635
15,611	SSAB AB - Class B	36,729
		61,364
	Switzerland — 2.7%
143	Roche Holding AG	49,753

	United Kingdom — 20.3%
8,707	Aviva plc	26,556
1,049	British American Tobacco plc	40,760
6,064	British Land Company plc	30,947
39,577	Centrica plc	19,918
15,516	Glencore plc	28,789
6,179	HSBC Holdings plc	31,955
1,843	Imperial Brands plc	39,031
19,267	Marks & Spencer Group plc	22,383
3,237	Micro Focus International plc	19,668
1,167	Persimmon plc	32,458
1,625	Royal Dutch Shell plc - Class B	26,367
22,867	Vodafone Group plc	32,345
3,568	WPP plc	27,958
		379,135
	TOTAL COMMON STOCKS (Cost $2,398,021)	1,850,515

	SHORT-TERM INVESTMENTS — 0.4%
7,454	Invesco Government & Agency Portfolio - Institutional Class - 0.20%*	7,454
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,454)	7,454
	TOTAL INVESTMENTS (Cost $2,405,475) — 99.5%	1,857,969
	Other Assets in Excess of Liabilities — 0.5%	8,535
	NET ASSETS — 100.0%	$1,866,504

Percentages are stated as a percent of net assets.
*	Rate shown is the annualized seven-day yield as of April 30, 2020.

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2020 (Unaudited)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.4%
	Communication Services — 0.3%
267	United States Cellular Corporation, 7.250%, 12/01/2064	$6,857

	Consumer Discretionary — 1.5%
1,185	eBay, Inc., 6.000%, 02/01/2056	30,834
160	TravelCenters of America, Inc., 8.250%, 01/15/2028	3,366
		34,200
	Consumer Staples — 1.5%
619	CHS, Inc., Series 2, 7.100% to 03/31/2024 then VAR ICE LIBOR USD 3 Month + 4.298%	16,280
726	CHS, Inc., Series 3, 6.750% to 09/30/2024 then VAR ICE LIBOR USD 3 Month + 4.155%	18,382
		34,662
	Energy — 5.2%
172	Altera Infrastructure LP, Series E, 8.875% to 02/15/2025 then VAR ICE LIBOR USD 3 Month + 6.407%	3,268
232	DCP Midstream LP, Series B, 7.875% to 06/15/2023 then VAR ICE LIBOR USD 3 Month + 4.919%	3,768
160	DCP Midstream LP, Series C, 7.950% to 10/15/2023 then VAR ICE LIBOR USD 3 Month + 4.882%	2,754
950	Enbridge, Inc., Series B, 6.375% to 04/15/2023 then VAR ICE LIBOR USD 3 Month + 3.593%	22,334
648	Energy Transfer Operating LP, Series C, 7.375% to 05/15/2023 then VAR ICE LIBOR USD 3 Month + 4.530%	13,582
641	Energy Transfer Operating LP, Series D, 7.625% to 08/15/2023 then VAR ICE LIBOR USD 3 Month + 4.738%	13,429
1,153	Energy Transfer Operating LP, Series E, 7.600% to 05/15/2024 then VAR ICE LIBOR USD 3 Month + 5.161%	24,386
463	NGL Energy Partners LP, Series B, 9.000% to 07/01/2022 then VAR ICE LIBOR USD 3 Month + 7.213%	7,838
327	NuStar Energy LP, Series A, 8.500% to 12/15/2021 then VAR ICE LIBOR USD 3 Month + 6.766%	5,657
556	NuStar Energy LP, Series B, 7.625% to 06/15/2022 then VAR ICE LIBOR USD 3 Month + 5.643%	8,952
249	NuStar Energy LP, Series C, 9.000% to 12/15/2022 then VAR ICE LIBOR USD 3 Month + 6.880%	4,559

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.4% (Continued)
	Energy — 5.2% (Continued)
184	Targa Resources Partners LP, Series A, 9.000% to 10/31/2020 then VAR ICE LIBOR USD 1 Month + 7.710%	$3,708
250	Teekay LNG Partners LP, Series B, 8.500% to 10/15/2027 then VAR ICE LIBOR USD 3 Month + 6.241%	5,615
		119,850
	Financials — 57.9%♦
792	Allstate Corporation, 5.100% to 01/15/2023 then VAR ICE LIBOR USD 3 Month + 3.165%	20,537
589	American Equity Investment Life Holding Company, Series A, 5.950% to 12/01/2024 then VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.322%	13,682
237	American Financial Group, Inc., 6.000%, 11/15/2055	5,951
452	Ares Management Corporation, Series A, 7.000%, Perpetual	11,589
128	Argo Group US, Inc., 6.500%, 09/15/2042	3,225
405	Aspen Insurance Holdings, Ltd., 5.950% to 07/01/2023 then VAR ICE LIBOR USD 3 Month + 4.060%	9,801
89	Assured Guaranty Municipal Holdings, Inc., 5.600%, 07/15/2103	2,212
90	Assured Guaranty Municipal Holdings, Inc., 6.875%, 12/15/2101	2,302
1,271	Athene Holding, Ltd., Series A, 6.350% to 06/30/2029 then VAR ICE LIBOR USD 3 Month + 4.253%	30,847
194	B. Riley Financial, Inc., 6.375%, 02/28/2025	4,078
168	B. Riley Financial, Inc., 6.500%, 09/30/2026	3,444
147	B. Riley Financial, Inc., 6.750%, 05/31/2024	3,281
94	B. Riley Financial, Inc., 6.875%, 09/30/2023	2,159
165	B. Riley Financial, Inc., 7.250%, 12/31/2027	3,769
104	B. Riley Financial, Inc., 7.375%, 05/31/2023	2,452
161	B. Riley Financial, Inc., 7.500%, 05/31/2027	3,695
330	Banco Santander SA, Series 6, 4.000%, Perpetual	6,692
299	Bank of America Corporation, Series 2, 3.000%, Perpetual	5,756
212	Bank of America Corporation, Series 4, 4.000%, Perpetual	4,558
424	Bank of America Corporation, Series 5, 4.000%, Perpetual	8,938
1,113	Bank of America Corporation, Series CC, 6.200%, Perpetual	29,049
319	Bank of America Corporation, Series E, 4.000%, Perpetual	7,394
911	Bank of America Corporation, Series EE, 6.000%, Perpetual	23,686

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.4% (Continued)
	Financials — 57.9%♦ (Continued)
1,144	Bank of America Corporation, Series K, 6.450% to 12/15/2066 then VAR ICE LIBOR USD 3 Month + 1.327%	$29,870
852	Bank of New York Mellon Corporation, 5.200%, Perpetual	21,837
727	Capital One Financial Corporation, Series F, 6.200%, Perpetual	18,648
873	Charles Schwab Corporation, Series C, 6.000%, Perpetual	22,672
1,092	Charles Schwab Corporation, Series D, 5.950%, Perpetual	28,534
1,502	Citigroup, Inc., Series S, 6.300%, Perpetual	38,361
442	Citizens Financial Group, Inc., Series D, 6.350% to 04/06/2024 then VAR ICE LIBOR USD 3 Month + 3.642%	11,244
218	Commerce Bancshares, Inc., Series B, 6.000%, Perpetual	5,659
146	Compass Diversified Holdings, Series B, 7.875% to 04/30/2028 then VAR ICE LIBOR USD 3 Month + 4.985%	3,412
122	Cowen, Inc., 7.350%, 12/15/2027	2,795
1,251	Deutsche Bank Contingent Capital Trust II, 6.550%, Perpetual	31,700
589	Enstar Group, Ltd., Series D, 7.000% to 09/01/2028 then VAR ICE LIBOR USD 3 Month + 4.015%	14,648
147	First Republic Bank, Series F, 5.700%, Perpetual	3,788
221	First Republic Bank, Series G, 5.500%, Perpetual	5,686
267	Globe Life, Inc., 6.125%, 06/15/2056	7,193
761	Goldman Sachs Group, Inc., Series A, 3.750%, Perpetual	14,954
203	Goldman Sachs Group, Inc., Series C, 4.000%, Perpetual	4,166
1,370	Goldman Sachs Group, Inc., Series D, 4.000%, Perpetual	27,811
1,015	Goldman Sachs Group, Inc., Series J, 5.500% to 05/10/2023 then VAR ICE LIBOR USD 3 Month + 3.640%	25,629
710	Goldman Sachs Group, Inc., Series K, 6.375% to 05/10/2024 then VAR ICE LIBOR USD 3 Month + 3.550%	18,325
685	Goldman Sachs Group, Inc., Series N, 6.300%, Perpetual	18,057
157	Hanover Insurance Group, Inc., 6.350%, 03/30/2053	4,024
2,296	HSBC Holdings plc, Series A, 6.200%, Perpetual	59,030
146	Huntington Bancshares, Inc., Series C, 5.875%, Perpetual	3,625
884	Huntington Bancshares, Inc., Series D, 6.250%, Perpetual	22,710
147	IBERIABANK Corporation, Series D, 6.100% to 05/01/2024 then VAR ICE LIBOR USD 3 Month + 3.859%	3,171
2,100	JPMorgan Chase & Company, Series AA, 6.100%, Perpetual	54,201
1,670	JPMorgan Chase & Company, Series BB, 6.150%, Perpetual	43,103
508	KKR & Company, Inc., Series A, 6.750%, Perpetual	13,152

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.4% (Continued)
	Financials — 57.9%♦ (Continued)
228	KKR & Company, Inc., Series B, 6.500%, Perpetual	$6,049
396	Legg Mason, Inc., 6.375%, 03/15/2056	10,130
211	Maiden Holdings, Ltd., Series A, 8.250%, Perpetual (a)	1,494
231	Maiden Holdings, Ltd., Series C, 7.125%, Perpetual (a)	1,400
211	Maiden Holdings, Ltd., Series D, 6.700%, Perpetual (a)	1,365
184	Merchants Bancorp, Series B, 6.000% to 10/01/2024 then VAR ICE LIBOR USD 3 Month + 4.569%	4,203
884	MetLife, Inc., Series A, 4.000%, Perpetual	20,332
1,615	Morgan Stanley, Series A, 4.000%, Perpetual	33,915
759	New York Community Bancorp, Inc., Series A, 6.375% to 03/17/2027 then VAR ICE LIBOR USD 3 Month + 3.821%	18,937
233	PartnerRe, Ltd., Series G, 6.500%, Perpetual	5,837
427	PartnerRe, Ltd., Series H, 7.250%, Perpetual	11,025
368	People’s United Financial, Inc., Series A, 5.625% to 12/15/2026 then VAR ICE LIBOR USD 3 Month + 4.020%	9,384
699	PNC Financial Services Group, Inc., Series Q, 5.375%, Perpetual	17,859
162	Popular Capital Trust I, 6.700%, 11/01/2033	4,123
116	Popular Capital Trust II, 6.125%, 12/01/2034	2,877
208	Prospect Capital Corporation, 6.250%, 06/15/2024	5,054
1,113	Prudential Financial, Inc., 5.700%, 03/15/2053	28,126
902	Prudential Financial, Inc., 5.750%, 12/15/2052	22,803
470	Prudential plc, 6.500%, Perpetual	12,126
391	Prudential plc, 6.750%, Perpetual	9,998
729	Regions Financial Corporation, Series A, 6.375%, Perpetual	18,422
737	Regions Financial Corporation, Series C, 5.700% to 08/15/2029 then VAR ICE LIBOR USD 3 Month + 3.148%	19,538
633	Reinsurance Group of America, Inc., 5.750% to 06/15/2026 then VAR ICE LIBOR USD 3 Month + 4.040%	16,154
633	Reinsurance Group of America, Inc., 6.200% to 09/15/2022 then VAR ICE LIBOR USD 3 Month + 4.370%	16,034
401	RenaissanceRe Holdings, Ltd., Series E, 5.375%, Perpetual	10,117
146	SLM Corporation, Series B, 2.441%, Perpetual	5,983
1,105	State Street Corporation, Series D, 5.900% to 03/15/2024 then VAR ICE LIBOR USD 3 Month + 3.108%	28,885
219	Stifel Financial Corporation, Series A, 6.250%, Perpetual	5,477

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.4% (Continued)
	Financials — 57.9%♦ (Continued)
294	Synovus Financial Corporation, Series D, 6.300% to 06/21/2023 then VAR ICE LIBOR USD 3 Month + 3.352%	$6,688
516	Synovus Financial Corporation, Series E, 5.875% to 07/01/2024 then VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.127%	11,109
663	Truist Financial Corporation, Series F, 5.200%, Perpetual	16,708
737	Truist Financial Corporation, Series G, 5.200%, Perpetual	18,735
685	Truist Financial Corporation, Series H, 5.625%, Perpetual	17,604
254	Truist Financial Corporation, Series I, 4.000%, Perpetual	5,918
734	US Bancorp, 5.150%, Perpetual	18,871
169	Valley National Bancorp, Series A, 6.250% to 06/30/2025 then VAR ICE LIBOR USD 3 Month + 3.850%	4,193
146	Valley National Bancorp, Series B, 5.500% to 09/30/2022 then VAR ICE LIBOR USD 3 Month + 3.578%	3,155
1,916	Wells Fargo & Company, Series Q, 5.850% to 09/15/2023 then VAR ICE LIBOR USD 3 Month + 3.090%	48,456
146	Wells Fargo & Company, Series T, 6.000%, Perpetual	3,729
1,099	Wells Fargo & Company, Series V, 6.000%, Perpetual	28,508
1,100	Wells Fargo & Company, Series W, 5.700%, Perpetual	28,237
184	Wintrust Financial Corporation, Series D, 6.500% to 07/15/2025 then VAR ICE LIBOR USD 3 Month + 4.060%	4,642
314	WR Berkley Corporation, 5.625%, 04/30/2053	7,907
97	WR Berkley Corporation, 5.900%, 03/01/2056	2,487
204	Zions Bancorp NA, Series G, 6.300% to 03/15/2023 then VAR ICE LIBOR USD 3 Month + 4.240%	5,020
		1,346,716
	Industrials — 1.1%
368	Air Lease Corporation, Series A, 6.150% to 03/15/2024 then VAR ICE LIBOR USD 3 Month + 3.650%	6,631
221	Atlas Corporation, Series I, 8.000% to 10/30/2023 then VAR ICE LIBOR USD 3 Month + 5.008%	4,422
169	Fortress Transportation and Infrastructure Investors, LLC., Series B, 8.000% to 12/15/2024 then VAR ICE LIBOR USD 3 Month + 6.447% (a)	3,465
234	GATX Corporation, 5.625%, 05/30/2066	5,768

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.4% (Continued)
	Industrials — 1.1% (Continued)
229	Steel Partners Holdings LP, Series A, 6.000%, 02/07/2026	$3,916
		24,202
	Management of Companies and Enterprises — 4.0%
4,151	GMAC Capital Trust I, Series 2, 7.477%, 02/15/2040	93,605

	Mining, Quarrying, and Oil and Gas Extraction — 0.5%
632	NuStar Logistics LP, 7.953%, 01/15/2043	12,059

	Real Estate — 13.7%
164	AG Mortgage Investment Trust, Inc., Series B, 8.000%, Perpetual	1,856
164	AG Mortgage Investment Trust, Inc., Series C, 8.000% to 09/17/2024 then VAR ICE LIBOR USD 3 Month + 6.476%	1,840
476	AGNC Investment Corporation, Series C, 7.000% to 10/15/2022 then VAR ICE LIBOR USD 3 Month + 5.111%	10,948
344	AGNC Investment Corporation, Series D, 6.875% to 04/15/2024 then VAR ICE LIBOR USD 3 Month + 4.332%	7,640
589	AGNC Investment Corporation, Series E, 6.500% to 10/15/2024 then VAR ICE LIBOR USD 3 Month + 4.993%	13,223
842	AGNC Investment Corporation, Series F, 6.125% to 04/15/2025 then VAR ICE LIBOR USD 3 Month + 4.697%	18,322
1,061	Annaly Capital Management, Inc., Series F, 6.950% to 09/30/2022 then VAR ICE LIBOR USD 3 Month + 4.993%	23,894
618	Annaly Capital Management, Inc., Series G, 6.500% to 03/31/2023 then VAR ICE LIBOR USD 3 Month + 4.172%	13,565
652	Annaly Capital Management, Inc., Series I, 6.750% to 09/30/2024 then VAR ICE LIBOR USD 3 Month + 4.989%	14,644
172	Ashford Hospitality Trust, Inc., Series F, 7.375%, Perpetual	1,116
228	Ashford Hospitality Trust, Inc., Series G, 7.375%, Perpetual	1,461
194	Ashford Hospitality Trust, Inc., Series I, 7.500%, Perpetual	1,292
563	CBL & Associates Properties, Inc., Series D, 7.375%, Perpetual (a)	856
214	CBL & Associates Properties, Inc., Series E, 6.625%, Perpetual (a)	287
479	Chimera Investment Corporation, Series B, 8.000% to 03/30/2024 then VAR ICE LIBOR USD 3 Month + 5.791%	8,488
376	Chimera Investment Corporation, Series C, 7.750% to 09/30/2025 then VAR ICE LIBOR USD 3 Month + 4.743%	6,636

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.4% (Continued)
	Real Estate — 13.7% (Continued)
289	Chimera Investment Corporation, Series D, 8.000% to 03/30/2024 then VAR ICE LIBOR USD 3 Month + 5.379%	$5,089
294	Digital Realty Trust, Inc., Series C, 6.625%, Perpetual	7,532
366	Digital Realty Trust, Inc., Series G, 5.875%, Perpetual	9,187
365	Digital Realty Trust, Inc., Series I, 6.350%, Perpetual	9,322
163	Dynex Capital, Inc., Series C, 6.900% to 04/15/2025 then VAR ICE LIBOR USD 3 Month + 5.461%	3,707
169	Ellington Financial, Inc., 6.750% to 10/30/2024 then VAR ICE LIBOR USD 3 Month + 5.196%	3,214
174	Exantas Capital Corporation, 8.625% to 07/30/2024 then VAR ICE LIBOR USD 3 Month + 5.927%	2,031
283	Hersha Hospitality Trust, Series D, 6.500%, Perpetual	2,909
147	Hersha Hospitality Trust, Series E, 6.500%, Perpetual	1,496
228	Invesco Mortgage Capital, Inc., Series B, 7.750% to 12/27/2024 then VAR ICE LIBOR USD 3 Month + 5.180%	3,614
424	Invesco Mortgage Capital, Inc., Series C, 7.500% to 09/27/2027 then VAR ICE LIBOR USD 3 Month + 5.289%	6,725
466	MFA Financial, Inc., Series C, 6.500% to 03/31/2025 then VAR ICE LIBOR USD 3 Month + 5.345%	7,083
227	New Residential Investment Corporation, Series A, 7.500% to 08/15/2024 then VAR ICE LIBOR USD 3 Month + 5.802%	4,374
414	New Residential Investment Corporation, Series B, 7.125% to 08/15/2024 then VAR ICE LIBOR USD 3 Month + 5.640%	7,514
591	New Residential Investment Corporation, Series C, 6.375% to 02/15/2025 then VAR ICE LIBOR USD 3 Month + 4.969%	10,248
223	New York Mortgage Trust, Inc., Series D, 8.000% to 10/15/2027 then VAR ICE LIBOR USD 3 Month + 5.695%	3,876
270	New York Mortgage Trust, Inc., Series E, 7.875% to 01/15/2025 then VAR ICE LIBOR USD 3 Month + 6.429%	4,660
242	Pennsylvania Real Estate Investment Trust, Series C, 7.200%, Perpetual	1,503
176	Pennsylvania Real Estate Investment Trust, Series D, 6.875%, Perpetual	1,095
169	PennyMac Mortgage Investment Trust, Series A, 8.125% to 03/15/2024 then VAR ICE LIBOR USD 3 Month + 5.831%	3,394
282	PennyMac Mortgage Investment Trust, Series B, 8.000% to 06/15/2024 then VAR ICE LIBOR USD 3 Month + 5.990%	5,719

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.4% (Continued)
	Real Estate — 13.7% (Continued)
439	Public Storage, Series B, 5.400%, Perpetual	$11,282
292	Public Storage, Series C, 5.125%, Perpetual	7,554
724	Public Storage, Series V, 5.375%, Perpetual	18,484
732	Public Storage, Series W, 5.200%, Perpetual	18,505
329	Public Storage, Series X, 5.200%, Perpetual	8,241
150	Ready Capital Corporation, 6.200%, 07/30/2026	2,483
211	Two Harbors Investment Corporation, Series A, 8.125% to 04/27/2027 then VAR ICE LIBOR USD 3 Month + 5.660%	4,389
424	Two Harbors Investment Corporation, Series B, 7.625% to 07/27/2027 then VAR ICE LIBOR USD 3 Month + 5.352%	8,374
434	Two Harbors Investment Corporation, Series C, 7.250% to 01/27/2025 then VAR ICE LIBOR USD 3 Month + 5.011%	8,285
144	Washington Prime Group, Inc., Series H, 7.500%, Perpetual	1,296
		319,253
	Real Estate and Rental and Leasing — 0.2%
206	Assured Guaranty Municipal Holdings, Inc., 6.250%, 11/01/2102	5,111

	Utilities — 13.5%
315	Algonquin Power & Utilities Corporation, Series 19-A, 6.200% to 07/01/2024 then VAR ICE LIBOR USD 3 Month + 4.010%	8,609
1,267	Dominion Energy, Inc., Series A, 5.250%, 07/30/2076	32,448
313	DTE Energy Company, 5.250%, 12/01/2062	7,869
439	DTE Energy Company, Series F, 6.000%, 12/15/2076	11,550
790	Duke Energy Corporation, 5.125%, 01/15/2073	19,932
198	Entergy Arkansas, LLC., 4.750%, 06/01/2063	5,037
649	Entergy Arkansas, LLC., 4.875%, 09/01/2066	16,549
314	Entergy Arkansas, LLC., 4.900%, 12/01/2052	7,928
158	Entergy Louisiana, LLC., 4.700%, 06/01/2063	3,993
316	Entergy Louisiana, LLC., 5.250%, 07/01/2052	8,112
427	Entergy Louisiana, LLC., Series, 4.875%, 09/01/2066	10,978
173	Entergy New Orleans, LLC., 5.500%, 04/01/2066	4,510
213	Entergy Texas, Inc., 5.625%, 06/01/2064	5,585

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.4% (Continued)
	Utilities — 13.5% (Continued)
294	Interstate Power & Light Company, Series D, 5.100%, Perpetual	$7,556
150	Just Energy Group, Inc., Series A, 8.500% to 03/31/2022 then VAR ICE LIBOR USD 5 Week + 6.980%	326
712	NextEra Energy Capital Holdings, Inc., 5.000%, 01/15/2073	17,814
783	NextEra Energy Capital Holdings, Inc., Series I, 5.125%, 11/15/2072	19,786
895	NextEra Energy Capital Holdings, Inc., Series K, 5.250%, 06/01/2076	23,019
712	PPL Capital Funding, Inc., Series B, 5.900%, 04/30/2073	17,893
433	SCE Trust III, Series H, 5.750% to 03/15/2024 then VAR ICE LIBOR USD 3 Month + 2.990%	10,392
512	SCE Trust IV, Series J, 5.375% to 09/15/2025 then VAR ICE LIBOR USD 3 Month + 3.132%	11,203
473	SCE Trust V, Series K, 5.450% to 03/15/2026 then VAR ICE LIBOR USD 3 Month + 3.790%	11,182
1,579	Southern Company, 6.250%, 10/15/2075	40,501
209	Tennessee Valley Authority, Series A, 2.080%, 05/01/2029	5,298
246	Tennessee Valley Authority, Series D, 3.550%, 06/01/2028	6,524
		314,594
	TOTAL PREFERRED STOCKS (Cost $2,404,719)	2,311,109

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 1.6%
37,513	Invesco Government & Agency Portfolio, Institutional Class 0.20%*	$37,513
	TOTAL SHORT-TERM INVESTMENTS (Cost $37,513)	37,513
	Total Investments (Cost $2,442,232) — 101.0%	2,348,622
	Liabilities in Excess of Other Assets — (1.0)%	(23,377)
	NET ASSETS — 100.0%	$2,325,245

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of April 30, 2020.
♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	U.S. Dollar
VAR	Variable Rate

The Global Industry Classification Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Statements of Assets and Liabilities
April 30, 2020 (Unaudited)

	AAM S&P 500 High Dividend Value ETF	AAM S&P Emerging Markets High Dividend Value ETF	AAM S&P Developed Markets High Dividend Value ETF	AAM Low Duration Preferred and Income Securities ETF
ASSETS
Investments in securities, at value*	$20,668,918	$2,974,509	$1,857,969	$2,348,622
Foreign currency, at value*	—	57,392	—	—
Receivables for securities sold	41,488	—	—	650,709
Dividends and interest receivable	38,634	11,525	9,025	4,906
Total assets	20,749,040	$3,043,426	$1,866,994	$3,004,237

LIABILITIES
Payable for investments purchased	—	51,533	—	678,182
Management fees payable	4,359	1,135	490	810
Total liabilities	4,359	52,668	490	678,992
NET ASSETS	$20,744,681	$2,990,758	$1,866,504	$2,325,245

Net Assets Consist of:
Paid-in capital	$30,426,198	$4,207,910	$2,592,106	$2,497,000
Total distributable earnings (accumulated deficit)	$(9,681,517)	$(1,217,152)	$(725,602)	$(171,755)
Net assets	$20,744,681	$2,990,758	$1,866,504	$2,325,245

Net Asset Value:
Net assets	$20,744,681	$2,990,758	$1,866,504	$2,325,245
Shares outstanding^	1,025,000	175,000	100,000	100,000
Net asset value, offering and redemption price per share	$20.24	$17.09	$18.67	$23.25
* Identified Cost:
Investments in securities	$26,352,120	$3,596,275	$2,405,475	$2,442,232
Foreign currency	$—	$57,462	$—	$—

^	No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Statements of Operations
For the Period Ended April 30, 2020 (Unaudited)

	AAM S&P 500 High Dividend Value ETF	AAM S&P Emerging Markets High Dividend Value ETF	AAM S&P Developed Markets High Dividend Value ETF	AAM Low Duration Preferred and Income Securities ETF*
INCOME
Dividends ^	$759,516	$61,722	$23,112	$58,891
Interest	347	37	34	324
Total investment income (loss)	759,863	61,759	23,146	59,215

EXPENSES
Management fees	49,504	7,507	3,599	4,802
Total expenses	49,504	7,507	3,599	4,802
Net investment income (loss)	710,359	54,252	19,547	54,413

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(3,328,773)	(169,637)	(15,668)	(80,684)
Foreign currency	—	(534)	(35)	—
Change in unrealized appreciation (depreciation) on:
Investments	(6,200,063)	(333,433)	(534,688)	(93,610)
Foreign currency	—	(70)	—	—
Net realized and unrealized gain (loss) on investments	(9,528,836)	(503,674)	(550,391)	(174,294)
Net increase (decrease) in net assets resulting from operations	$(8,818,477)	$(449,422)	$(530,844)	$(119,881)

^	Net of foreign taxes withheld of $ 0, $10,876, $4,717 and $0 respectively.
*	Fund commenced operations on November 19, 2019. The information presented is for the period from November 19, 2019 to April 30, 2020.

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF Statements of Changes in Net Assets
	Six-Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
OPERATIONS
Net investment income (loss)	$710,359	$1,139,915
Net realized gain (loss) on investments	(3,328,773)	140,072
Change in unrealized appreciation (depreciation) of investments	(6,200,063)	1,350,944
Net increase (decrease) in net assets resulting from operations	(8,818,477)	2,630,931

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(817,853)	(1,015,309)
Total distributions to shareholders	(817,853)	(1,015,309)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	12,018,787	23,960,910
Payments for shares redeemed	(18,788,210)	(7,795,650)
Net increase (decrease) in net assets derived from capital share transactions (a)	(6,769,423)	16,165,260
Net increase (decrease) in net assets	(16,405,753)	17,780,882

NET ASSETS
Beginning of period/year	$37,150,434	$19,369,552
End of period/year	$20,744,681	$37,150,434

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	475,000	950,000
Redemptions	(850,000)	(300,000)
Net increase (decrease)	(375,000)	650,000

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF Statements of Changes in Net Assets
	Six-Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
OPERATIONS
Net investment income (loss)	$54,252	$140,137
Net realized gain (loss) on investments and foreign currency	(170,171)	(273,476)
Change in unrealized appreciation (depreciation) on investments and foreign currency	(333,503)	146,771
Net increase (decrease) in net assets resulting from operations	(449,422)	13,432

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(132,190)	(118,717)
Total distributions to shareholders	(132,190)	(118,717)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	363,802	1,137,750
Transaction fees (Note 6)	—	1,461
Payments for shares redeemed	—	—
Net increase (decrease) in net assets derived from capital share transactions (a)	363,802	1,139,211
Net increase (decrease) in net assets	(217,810)	1,033,926

NET ASSETS
Beginning of period/year	$3,208,568	$2,174,642
End of period/year	$2,990,758	$3,208,568

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	25,000	50,000
Redemptions	—	—
Net increase (decrease)	25,000	50,000

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF Statements of Changes in Net Assets
	Six-Months Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019*
OPERATIONS
Net investment income (loss)	$19,547	$107,646
Net realized gain (loss) on investments and foreign currency	(15,703)	41,272
Change in unrealized appreciation (depreciation) on investments and foreign currency	(534,688)	(12,742)
Net increase (decrease) in net assets resulting from operations	(530,844)	136,176

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(72,067)	(84,118)
Total distributions to shareholders	(72,067)	(84,118)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	1,762,595	5,007,980
Payments for shares redeemed	(1,828,438)	(2,524,780)
Net increase (decrease) in net assets derived from capital share transactions (a)	(65,843)	2,483,200
Net increase (decrease) in net assets	(668,754)	2,535,258

NET ASSETS
Beginning of period	$2,535,258	$—
End of period	$1,866,504	$2,535,258

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	75,000	200,000
Redemptions	(75,000)	(100,000)
Net increase (decrease)	—	100,000

*	Fund commenced operations on November 27, 2018. The information presented is for the period from November 27, 2018 to October 31, 2019.

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF Statement of Changes in Net Assets
Period Ended April 30, 2020* (Unaudited)
OPERATIONS
Net investment income (loss)	$54,413
Net realized gain (loss) on investments	(80,684)
Change in unrealized appreciation (depreciation) on investments and foreign currency	(93,610)
Net increase (decrease) in net assets resulting from operations	(119,881)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(51,874)
Total distributions to shareholders	(51,874)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	3,748,500
Payments for shares redeemed	(1,251,500)
Net increase (decrease) in net assets derived from capital share transactions (a)	2,497,000
Net increase (decrease) in net assets	2,325,245

NET ASSETS
Beginning of period	$—
End of period	$2,325,245

(a)	A summary of capital share transactions is as follows:

Shares
Subscriptions	150,000
Redemptions	(50,000)
Net increase (decrease)	100,000

*	Fund commenced operations on November 19, 2019. The information presented is for the period from November 19, 2019 to April 30, 2020.

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	Period Ended October 31, 2018(1)
Net asset value, beginning of period/year	$26.54		$25.83	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.52		0.97	0.75
Net realized and unrealized gain (loss) on investments (3)	(6.23)		0.64	0.76
Total from investment operations	(5.71)		1.61	1.51

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.59)		(0.90)	(0.68)
Total distributions	(0.59)		(0.90)	(0.68)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 6)	—		—	0.00	(4)
Net asset value, end of period/year	$20.24		$26.54	$25.83

Total return	-21.85	%(5)	6.44%	5.98	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$20,745		$37,150	$19,370

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.29	%(6)	0.29%	0.29	%(6)
Net investment income (loss) to average net assets	4.15	%(6)	3.78%	3.05	%(6)
Portfolio turnover rate (7)	35	%(5)	42%	38	%(5)

(1)	Commencement of operations on November 28, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	Period Ended October 31, 2018(1)
Net asset value, beginning of period/year	$21.39		$21.75	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.35		1.01	1.13
Net realized and unrealized gain (loss) on investments and foreign currency (3)	(3.78)		(0.51)	(3.55)
Total from investment operations	(3.43)		0.50	(2.42)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.87)		(0.87)	(0.93)
Total distributions	(0.87)		(0.87)	(0.93)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 6)	—		0.01	0.10
Net asset value, end of period/year	$17.09		$21.39	$21.75

Total return	-16.68	%(4)	2.40%	-9.65	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$2,991		$3,209	$2,175

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.49	%(5)	0.49%	0.49	%(5)
Net investment income (loss) to average net assets	3.53	%(5)	4.61%	4.95	%(5)
Portfolio turnover rate (6)	55	%(4)	124%	104	%(4)

(1)	Commencement of operations on November 28, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the period

	Six-Months Ended April 30, 2020 (Unaudited)		Period Ended October 31, 2019(1)
Net asset value, beginning of period	$25.35		$24.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.24		1.07
Net realized and unrealized gain (loss) on investments and foreign currency	(5.85)		0.29
Total from investment operations	(5.61)		1.36

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(1.07)		(0.84)
Total distributions	(1.07)		(0.84)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 6)	—		—
Net asset value, end of period	$18.67		$25.35

Total return	-23.07	%(3)	5.64	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$1,867		$2,535

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.39	%(4)	0.39	%(4)
Net investment income (loss) to average net assets	2.11	%(4)	4.65	%(4)
Portfolio turnover rate (5)	43	%(3)	87	%(3)

(1)	Commencement of operations on November 27, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Financial Highlights
For a capital share outstanding throughout the period

	Period Ended April 30, 2020(1) (Unaudited)
Net asset value, beginning of period	$24.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.54
Net realized and unrealized gain (loss) on investments and foreign currency	(1.74)
Total from investment operations	(1.20)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.52)
Total distributions	(0.52)

CAPITAL SHARE TRANSACTIONS:
Net asset value, end of period	$23.25

Total return	-4.81	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$2,325

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.45	%(4)
Net investment income (loss) to average net assets	5.09	%(4)
Portfolio turnover rate (5)	112	%(3)

(1)	Commencement of operations on November 19, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Notes to Financial Statements
April 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF and AAM Low Duration Preferred and Income Securities ETF (individually each a “Fund” or collectively the “Funds”) are diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the AAM S&P 500 High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P 500 Dividend and Free Cash Flow Yield Index. The investment objective of the AAM S&P Emerging Markets High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P Emerging Markets Dividend and Free Cash Flow Yield Index. The investment objective of the AAM S&P Developed Markets High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P Developed Markets Ex-US Dividend and Free Cash Flow Yield Index. The investment objective of the AAM Low Duration Preferred and Income Securities ETF is to track the total return performance, before frees and expenses, of the ICE 0-5 Year Duration Exchange-Listed Preferred and Hybrid Securities Index. AAM S&P 500 High Dividend Value ETF and AAM S&P Emerging Markets High Dividend Value ETF commenced operations on November 28, 2017, AAM S&P Developed Markets High Dividend Value ETF commenced operations on November 27, 2018 and AAM Low Duration Preferred and Income Securities ETF commenced operations on November 19, 2019.

The end of the reporting period for the Funds is April 30, 2020. The period covered by these Notes to Financial Statements for the AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF and AAM S&P Developed Markets High Dividend Value ETF is the six-month period ended April 30, 2020 (the “current fiscal period”). The period covered by these Notes to Financial Statements for the AAM Low Duration Preferred and Income Securities ETF is the period from November 19, 2019 to April 30, 2020 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Stock Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2	–

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	–	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

AAM S&P 500 High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$20,647,044	$—	$—	$20,647,044
Short-Term Investments	21,874	—	—	21,874
Total Investments in Securities	$20,668,918	$—	$—	$20,668,918

^	See Schedule of Investments for breakout of investments by sector classification.

AAM S&P Emerging Markets High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,902,342	$—	$—	$2,902,342
Preferred Stocks	33,268	—	—	33,268
Exchange Traded Funds	31,486	—	—	31,486
Short-Term Investments	7,413	—	—	7,413
Total Investments in Securities	$2,974,509	$—	$—	$2,974,509

^	See Schedule of Investments for breakout of investments by country.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

AAM S&P Developed Markets High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,850,515	$—	$—	$1,850,515
Short-Term Investments	7,454	—	—	7,454
Total Investments in Securities	$1,857,969	$—	$—	$1,857,969

^	See Schedule of Investments for breakout of investments by country.

AAM Low Duration Preferred and Income Securities ETF

Assets^	Level 1	Level 2	Level 3	Total
Preferred Stocks	$2,311,109	$—	$—	$2,311,109
Short-Term Investments	37,513	—	—	37,513
Total Investments in Securities	$2,348,622	$—	$—	$2,348,622

^	See Schedule of Investments for breakout of investments by sector classification.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and applicable state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not occur any interest or penalties.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of income and distributions for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

D.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

E.

Distributions to Shareholders. Distributions to shareholders from net investment income on securities are declared and paid by the Funds on a monthly basis. Distributions to shareholders from net realized gains on securities are declared and paid by the Funds on, at least, an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

The permanent differences primarily relate to redemptions in-kind. For the period ended October 31, 2019, the following table shows the reclassifications made:

	Distributable Earnings (accumulated deficit)	Paid-In Capital
AAM S&P 500 Developed Markets High Dividend Value ETF	$(763,917)	$763,917
AAM S&P Emerging Markets High Dividend Value ETF	$—	$—
AAM S&P Developed Markets High Dividend Value ETF	$(174,749)	$174,749

During the period ended October 31, 2019, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid in capital.

AAM S&P 500 Developed Markets High Dividend Value ETF	$763,917
AAM S&P Emerging Markets High Dividend Value ETF	$—
AAM S&P Developed Markets High Dividend Value ETF	$174,753

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments. There were no other events or transactions that occurred during the current fiscal period that materially impacted the amounts or disclosures in each Fund’s financial statements.

K.

New Accounting Pronouncements and Other Matters. In August 2018, FASB issued Accounting Statements Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Advisors Asset Management, Inc. (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Advisor”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, AAM S&P 500 High Dividend Value ETF pays the Adviser 0.29%, AAM S&P Emerging Markets High Dividend Value ETF pays the Adviser 0.49%, AAM S&P Developed Markets High Dividend Value ETF pays the adviser 0.39% and AAM Low Duration Preferred and Income Securities ETF pays the adviser 0.45% at an annual rate based on each Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and accountants. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Until March 31, 2020, the Distributor was an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor (until March 31, 2020), and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
AAM S&P 500 High Dividend Value ETF	$11,362,164	$11,427,110
AAM S&P Emerging Markets High Dividend Value ETF	1,733,906	1,682,734
AAM S&P Developed Markets High Dividend Value ETF	796,692	830,994
AAM Low Duration Preferred and Income Securities ETF	2,670,403	3,034,957

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Funds.

During the current fiscal period, in-kind transactions associated with creations and redemptions for the Funds were as follows:

	In-kind Purchases	In-kind Sales
AAM S&P 500 High Dividend Value ETF	$11,982,402	$18,705,219
AAM S&P Emerging Markets High Dividend Value ETF	234,018	—
AAM S&P Developed Markets High Dividend Value ETF	1,750,885	1,820,459
AAM Low Duration Preferred and Income Securities ETF	3,637,092	782,309

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at October 31, 2019 were as follows:

	AAM S&P 500 High Dividend Value ETF	AAM S&P Emerging Markets High Dividend Value ETF	AAM S&P Developed Markets High Dividend Value ETF
Tax cost of investments	$36,980,282	$3,511,397	$2,575,671
Gross tax unrealized appreciation	$2,747,594	$135,871	$146,144
Gross tax unrealized depreciation	(2,684,150)	(454,965)	(213,647)
Net tax unrealized appreciation (depreciation)	63,444	(319,094)	(67,503)
Undistributed ordinary income	167,369	68,030	37,907
Undistributed long-term capital gains	—	—	—
Accumulated gain (loss)	167,369	68,030	37,907
Other accumulated gain (loss)	(276,000)	(384,476)	(93,095)
Distributable earnings (accumulated deficit)	$(45,187)	$(635,540)	$(122,691)

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales and passive foreign investment companies.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2019, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

As of October 31, 2019, the Funds had the following capital loss carryforwards with an indefinite expiration:

	Short-Term	Long-Term
AAM S&P 500 High Dividend Value ETF	$276,000	$—
AAM S&P Emerging Markets High Dividend Value ETF	$290,822	$93,654
AAM S&P Developed Markets High Dividend Value ETF	$93,095	$—

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

The tax character of distributions declared by the Funds during current fiscal period were as follows:

	Year Ended October 31, 2019
Fund	Ordinary Income	Long Term Capital Gain
AAM S&P 500 High Dividend Value ETF	$1,010,297	$5,012
AAM S&P Emerging Markets High Dividend Value ETF	118,717	—
AAM S&P Developed Markets High Dividend Value ETF	84,118	—

	Period Ended October 31, 2018
Fund	Ordinary Income	Long Term Capital Gain
AAM S&P 500 High Dividend Value ETF	$180,619	$—
AAM S&P Emerging Markets High Dividend Value ETF	92,758	—
AAM S&P Developed Markets High Dividend Value ETF	N/A	N/A

NOTE 6 – SHARE TRANSACTIONS

Shares of each Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for AAM S&P 500 High

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

Dividend Value ETF is $250, for AAM S&P Emerging Markets High Dividend Value ETF is $1000, and AAM S&P Developed Markets High Dividend Value ETF and AAM Low Duration Preferred and Income Securities ETF is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 7 – PRINCIPAL RISK

Geographic Investment Risk. To the extent that a Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

Concentration Risk. To the extent that a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

AAM ETFs

Expense Example
For the Period Ended April 30, 2020 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the Expense Example Tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

AAM S&P 500 High Dividend Value ETF

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During the Period(1)
Actual	$1,000.00	$ 781.50	$1.28
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.42	$1.46

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.29%, multiplied by the average account value during the period, multiplied by 182/366, to reflect one-half year period.

AAM ETFs

Expense Example
For the Period Ended April 30, 2020 (Unaudited) (Continued)

AAM S&P Emerging Markets High Dividend Value ETF

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During the Period(2)
Actual	$1,000.00	$ 833.20	$2.23
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.43	$2.46

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.49%, multiplied by the average account value during the period, multiplied by 182/366, to reflect one-half year period.

AAM S&P Developed Markets High Dividend Value ETF

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During the Period(3)
Actual	$1,000.00	$ 769.30	$1.72
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.92	$1.96

(3)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.39%, multiplied by the average account value during the period, multiplied by 182/366, to reflect one-half year period.

AAM Low Duration Preferred and Income Securities ETF

	Beginning Account Value November 19, 2019(4)	Ending Account Value April 30, 2020	Expenses Paid During the Period
Actual	$1,000.00	$ 951.90	$1.96(5)
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.63	$2.26(6)

(4)	Fund commencement.
(5)

The dollar amount shown as expenses paid during the period is equal to the annualized six-months net expense ratio, 0.45%, multiplied by the average account value during the period, multiplied by 163/366, to reflect the current fiscal period.

(6)

The dollar amounts shown as expenses paid during the period is equal to the annualized six-month net expense ratio, 0.45%, multiplied by the average account value during the period, multiplied by 182/366, to reflect one-half year period.

AAM ETFs

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

AAM S&P 500 High Dividend Value ETF
AAM S&P Emerging Markets High Dividend Value ETF
AAM S&P Developed Markets High Dividend Value ETF

Approval of Advisory Agreements & Board Consideration
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 2-3, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between Advisors Asset Management, Inc. (“AAM” or the “Adviser”) and the Trust, on behalf of the AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, and AAM Developed Markets High Dividend Value ETF (each, a “Fund”, and together, the “AAM ETFs”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together, the “Agreements”) between the Adviser, the Trust, on behalf of the Funds, and Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser; (ii) the historical performance of each Fund; (iii) the cost and profits realized from providing such services, including any fall-out benefits enjoyed by the Adviser, Sub-Adviser, or their affiliates; (iv) comparative fee and expense data for each Fund; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Prior to the Meeting, the Adviser and the Sub-Adviser, along with representatives from other service providers of the Funds, presented written information to help the Board evaluate the Adviser’s and Sub-Adviser’s fees and other aspects of the Agreements. Additionally, representatives from the Adviser provided an oral overview of each Fund’s strategy, the services provided to the Funds by the Adviser, and additional information about the Adviser’s personnel and other clients. The Board then discussed the written materials and oral presentation that it had received, and any other information that the Board received at the Meeting and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Continuation of the Advisory Agreement

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the AAM ETFs. In considering the nature, extent, and quality of the services provided by the Adviser,

AAM S&P 500 High Dividend Value ETF
AAM S&P Emerging Markets High Dividend Value ETF
AAM S&P Developed Markets High Dividend Value ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser providing investment management services to the AAM ETFs. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser.

The Board also considered other services currently provided by the Adviser to the AAM ETFs, such as monitoring adherence to each AAM ETF’s investment restrictions, oversight of the sub-adviser, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which each AAM ETF achieved its investment objective as a passively-managed fund.

Historical Performance. The Board noted that it had received information regarding each AAM ETF’s performance as of June 30, 2019 and August 31, 2019 in the Materials. Because each Fund is designed to track the performance of an index, the Board considered the extent to which each Fund tracked its index before fees and expenses, as well as its performance compared to the performance of other funds in its peer group.

AAM S&P 500 High Dividend Value ETF: The Board noted that for the one-year and since inception periods ended June 30, 2019 and August 31, 2019, the Fund performed roughly in line with its underlying index before fees and expenses, and for the one-year period ended June 30, 2019, the Fund had significantly underperformed the median for funds in the universe of US Large Value ETFs as reported by Morningstar (the “Category Peer Group”). The Board further noted that, for the one-year period ended June 30, 2019, the Fund’s index and the Fund significantly underperformed the S&P 500 Index. The Board also considered that, for the same one-year period, the Fund significantly underperformed the most direct competitors for the Fund as identified by the Adviser (the “Selected Peer Group”). The Board noted that such competitors included funds with high-yielding dividend, dividend growth/quality, and value strategies. However, the Board noted that the Fund had only been operational for less than three years, which was a relatively short time by which to judge how the Fund would perform over a full market cycle.

AAM S&P Emerging Markets High Dividend Value ETF: The Board noted that for the one-year and since inception periods ended June 30, 2019 and August 31, 2019, the Fund underperformed its underlying index before fees and expenses. However, the Board noted that the Fund’s returns reflected the higher trading costs

AAM S&P 500 High Dividend Value ETF
AAM S&P Emerging Markets High Dividend Value ETF
AAM S&P Developed Markets High Dividend Value ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

typically associated with investments in foreign markets, which are not reflected in the underlying index’s returns. The Board further noted that, for the one-year period ended June 30, 2019, the Fund had underperformed the median for funds in the universe of Diversified Emerging Markets ETFs as reported by Morningstar (the “Category Peer Group”). The Board also considered that, for the same one-year period, the Fund underperformed the most direct competitors for the Fund as identified by the Adviser (the “Selected Peer Group”). The Board noted that such competitors included emerging markets funds with high-yielding dividend and dividend growth/quality strategies. However, the Board noted that the Fund had only been operational for less than three years, which was a relatively short time by which to judge how the Fund would perform over a full market cycle.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for each of the AAM ETFs and compared each AAM ETF’s expense ratio to its respective Category Peer Group and Selected Peer Group as follows:

AAM S&P 500 High Dividend Value ETF: The Board noted that the expense ratio for the Fund was lower than the median of its Category Peer Group and in line with the median for its Selected Peer Group.

AAM S&P Emerging Markets High Dividend Value ETF: The Board noted that the expense ratio for the Fund was lower than the median of its Category Peer Group and its Selected Peer Group.

The Board took into consideration that the advisory fee for each of the AAM ETFs was a “unified fee,” meaning each AAM ETF paid no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying each AAM ETF’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the AAM ETFs, taking into account analyses of the Adviser’s profitability with respect to each AAM ETF.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing each AAM ETF as assets grow in size. The Board further determined that, based on the amount and structure of each AAM ETF’s unitary fee, such economies of scale would be shared with each of the AAM ETF’s shareholders, although the Board intends to monitor fees as each AAM ETF grows in size and assess whether fee breakpoints may be warranted.

AAM S&P 500 High Dividend Value ETF
AAM S&P Emerging Markets High Dividend Value ETF
AAM S&P Developed Markets High Dividend Value ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

Approval of the Continuation of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to the AAM ETFs under the Sub-Advisory Agreement, noting that VIA would continue to provide investment management services to the AAM ETFs. The Board noted the responsibilities that VIA has as the AAM ETFs’ investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the AAM ETFs; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the AAM ETFs’ shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the AAM ETFs.

In considering the nature, extent, and quality of the services provided by VIA, the Board considered reports of the Trust’s CCO with respect to VIA’s compliance program and VIA’s experience providing investment management services to other ETFs, including other series of the Trust. VIA’s registration form (“Form ADV”) was provided to the Board, as was the response of VIA to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the AAM ETFs.

Historical Performance. The Board noted that it had received information regarding each AAM ETF’s performance as of June 30, 2019 and August 31, 2019 in the Materials. The Board considered that, because each AAM ETF is designed to track the performance of an index that is not affiliated with VIA, the relevant consideration with respect to VIA is the extent to which each AAM ETF tracked its index before fees and expenses. The Board also considered that each AAM ETF had only been operational for less than two years, which was too short a time by which to judge how a Fund would operate over a longer period.

AAM S&P 500 High Dividend Value ETF
AAM S&P Emerging Markets High Dividend Value ETF
AAM S&P Developed Markets High Dividend Value ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

AAM S&P 500 High Dividend Value ETF: The Board noted that for the one-year and since inception periods ended June 30, 2019 and August 31, 2019, the Fund performed roughly in line with its underlying index before fees and expenses.

AAM S&P Emerging Markets High Dividend Value ETF: The Board noted that for the one-year and since inception periods ended June 30, 2019 and August 31, 2019, the Fund slightly underperformed its underlying index before fees and expenses. The Board noted that the Fund’s returns reflected the higher trading costs typically associated with investments in foreign markets, which are not reflected in the index’s returns.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees paid by AAM to VIA for its services to the AAM ETFs. The Board considered that the fees paid to VIA are paid by AAM from the fee AAM receives from the applicable Fund and noted that each fee reflected an arm’s-length negotiation between AAM and VIA. The Board also took into account analyses of VIA’s profitability with respect to each of the AAM ETFs.

The Board expressed the view that it currently appeared that VIA might realize economies of scale in managing the AAM ETFs as assets grow in size and noted that the fee schedule includes breakpoints as assets grow in size. The Board further noted that because the AAM ETFs pay AAM a unified fee, any benefits from the breakpoints in the sub-advisory fee schedule would accrue to AAM, rather than AAM ETFs shareholders. Consequently, the Board determined that it would monitor fees as the AAM ETFs grow to determine whether economies of scale were being effectively shared with the AAM ETFs and their respective shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

AAM Low Duration Preferred and Income Securities ETF

Approval of Advisory Agreements & Board Consideration
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 2–3, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Advisors Asset Management, Inc. (“AAM” or the “Adviser”) and the Trust, on behalf of the AAM Low Duration Preferred and Income Securities ETF (“PFLD” or the “Fund”), and the approval of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together, the “Agreements”) between the Adviser, the Trust, on behalf of the Fund, and Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services to be provided and the profits expected to be realized by the Adviser and the Sub-Adviser and their affiliates from services rendered to the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale are expected to be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) any other financial benefits to the Adviser and the Sub-Adviser and their affiliates resulting from services rendered to the Fund.

The Board also considered that the Adviser and the Sub-Adviser, along with other service providers of the Fund, had provided written updates on each firm over the course of the year with respect to their role as Adviser or Sub-Adviser to other series in the Trust, and the Board considered that information alongside the Materials in its evaluation of each firm’s fees and other aspects of the Agreements. The Board then discussed the Materials and any other information that the Board received at the Meeting, including an oral presentation by the Adviser, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to PFLD. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s CCO regarding his review of the Adviser’s compliance program, as well as their

AAM Low Duration Preferred and Income Securities ETF

Approval of Advisory Agreements & Board Consideration
(Unaudited) (Continued)

experience with the Adviser as the investment adviser to certain other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the background and experience of the firm’s key personnel, the services to be provided by the Adviser, and the ownership structure of the firm.

The Board also considered other services to be provided to PFLD, such as monitoring adherence to PFLD’s investment restrictions, oversight of the Sub-Adviser, monitoring compliance with various PFLD policies and with applicable securities regulations, and monitoring the extent to which PFLD achieves its investment objectives as an index-based fund.

Historical Performance. The Board noted that PFLD had not yet commenced operations and concluded that the performance of PFLD, thus, was not a relevant factor in their deliberations.

Cost of Services to be Provided and Economies of Scale. The Board then reviewed the proposed expense ratio for PFLD and compared it to the universe of US Preferred Stock ETFs as reported by Morningstar (the “Category Peer Group”). The Board noted that the proposed expense ratio for PFLD was lower than the median for the Category Peer Group, as well as the median for a group of direct competitors for PFLD identified by the Adviser. The Board determined that PFLD’s anticipated expense ratio, including the proposed advisory fee, was reasonable given the nature of the investment strategy as a passively-managed fund.

The Board took into consideration that the advisory fee for PFLD was a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying PLFD’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with PFLD, taking into account an analysis of the Adviser’s anticipated profitability with respect to PFLD and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that PFLD had not yet commenced operations and consequently, the future size of PFLD and the Adviser’s future profitability were generally unpredictable. The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such

AAM Low Duration Preferred and Income Securities ETF

Approval of Advisory Agreements & Board Consideration
(Unaudited) (Continued)

economies of scale would be shared with Fund shareholders in the initial period of the Fund’s operations, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to PFLD under the Sub-Advisory Agreement, noting that VIA would provide investment management services to PFLD. The Board noted the responsibilities that VIA would have as PFLD’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of PFLD; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of PFLD’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to PFLD.

In considering the nature, extent, and quality of the services to be provided by VIA, the Board considered reports of the Trust’s CCO with respect to VIA’s compliance program and VIA’s experience providing investment management services to other ETFs, including other series of the Trust. The Trustees further noted that they had received and reviewed the Materials with regard to VIA and they had reviewed additional detailed information about VIA at previous Board meetings. The Board also considered VIA’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it would be sub-advising.

Historical Performance. The Board noted that PFLD had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration with respect to PFLD.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fee to be paid by AAM to VIA for its services to PFLD. The Board considered the fees to be paid to VIA would be paid by AAM from the fee AAM received from PFLD and noted that the fee reflected an arm’s-length negotiation between AAM and VIA based

AAM Low Duration Preferred and Income Securities ETF

Approval of Advisory Agreements & Board Consideration
(Unaudited) (Continued)

on the nature and expected size of PFLD. The Board further determined that the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm and noted that the fees were generally in line with those charged by VIA in connection with other similar series of the Trust and other funds managed by VIA. The Board also evaluated the compensation and benefits expected to be received by VIA from its relationship with PFLD, taking into account an analysis of VIA’s profitability with respect to PFLD.

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing PFLD as assets grow in size and noted that the proposed fee schedule includes breakpoints as assets grow in size. The Board further noted that because PFLD pays the Adviser a unified fee, any benefits from the breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than PFLD’s shareholders. Consequently, the Board determined that it would monitor fees as PFLD’s assets grow to determine whether economies of scale were being effectively shared with PFLD and its respective shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

AAM ETFs

Federal Tax Information
(Unaudited)

For the fiscal period ended October 31, 2019, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

AAM S&P 500 High Dividend Value ETF	99.59%
AAM S&P Emerging Markets High Dividend Value ETF	58.78%
AAM S&P Developed Markets High Dividend Value ETF	85.52%

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year ended October 31, 2019 was as follows:

AAM S&P 500 High Dividend Value ETF	90.65%
AAM S&P Emerging Markets High Dividend Value ETF	0.00%
AAM S&P Developed Markets High Dividend Value ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

AAM S&P 500 High Dividend Value ETF	0.00%
AAM S&P Emerging Markets High Dividend Value ETF	0.00%
AAM S&P Developed Markets High Dividend Value ETF	0.00%

AAM ETFs

FEDERAL TAX CREDIT PASS THROUGH
(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, The Funds designate the following amounts as foreign taxes paid for the period ended October 31, 2019. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
AAM S&P 500 High Dividend Value ETF	$ —	$ —	—
AAM S&P Emerging Markets High Dividend Value ETF	$ 25,513	$ 1.2004982	99.83%
AAM S&P Developed Markets High Dividend Value ETF	$ 11,029	$ 1.2765798	99.89%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.aamlive.com.

AAM ETFs

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.aamlive.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.aamlive.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price about (i.e. at a premium) or below (i.e. at a discount) the NAV of the Funds are available, without charge on the Funds’ website at www.aamlive.com.

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Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Adviser

Vident Investment Advisory, LLC

1125 Sanctuary Parkway, Suite 515

Alpharetta, Georgia 30009

Index Provider

S&P Opco, LLC c/o S&P Dow Jones Indices LLC

55 Water Street

New York, NY 10041

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis, & Bockius, LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

AAM S&P 500 High Dividend Value ETF

Symbol – SPDV

CUSIP – 26922A594

AAM S&P Emerging Markets High Dividend Value ETF

Symbol – EEMD

CUSIP – 26922A586

AAM S&P Developed Markets High Dividend Value ETF

Symbol – DMDV

CUSIP – 26922A347

AAM Low Duration Preferred and Income Securities ETF

Symbol – PFLD

CUSIP – 26922A198

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*		/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/07/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)
Date	7/07/2020

By (Signature and Title)*		/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	7/07/2020